Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-07-01
Jun. 30, 2019
Minimum | Commercial | Direct Ship Parts
Significant Accounting Policies [Line Items]
Expected timing of satisfaction, period	30 days
Minimum | U.S. Government | Direct Ship Parts
Significant Accounting Policies [Line Items]
Expected timing of satisfaction, period	30 days
Maximum | Commercial | Direct Ship Parts
Significant Accounting Policies [Line Items]
Expected timing of satisfaction, period	60 days
Maximum | U.S. Government | Direct Ship Parts
Significant Accounting Policies [Line Items]
Expected timing of satisfaction, period	60 days
Maximum | U.S. Government | Services
Significant Accounting Policies [Line Items]
Expected timing of satisfaction, period	60 days